Revision of comparative figures - Consolidated statements of changes in Equity and Cashflow (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024	Jun. 30, 2023
Correction of Errors
Equity	€ 414,736	€ 436,604	€ 414,736	€ 436,604	€ 435,643	€ 443,429
Net loss	(4,689)	(5,813)	(28,211)	(17,987)
(Decrease) increase in contract liabilities			(185)	1,205
Accumulated deficit
Correction of Errors
Equity	€ (140,978)	(105,843)	(140,978)	(105,843)	€ (112,767)	(87,856)
Net loss			€ (28,211)	(17,987)
Restated adjustments
Correction of Errors
Equity		(4,713)		(4,713)		(4,002)
Net loss		(399)		(711)
(Decrease) increase in contract liabilities				711
Restated adjustments | Accumulated deficit
Correction of Errors
Equity		€ (4,713)		€ (4,713)		€ (4,002)